TAXES PAYABLE (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023
TAXES PAYABLE
Income tax payable	$ 821,533	$ 840,892
Value added tax payable	338,822	559,526
Other taxes payable	25,399	38,240
Total taxes payable	$ 1,185,754	$ 1,438,658